Consolidated statement of cash flows - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024		Oct. 31, 2023
Cash flows provided by (used in) operating activities
Net income		$ 7,154		$ 5,039	[1]
Adjustments to reconcile net income to cash flows provided by (used in) operating activities:
Provision for credit losses		2,001		2,010	[1]
Amortization and impairment	[2]	1,170		1,143	[1]
Stock options and restricted shares expense		16		13	[1]
Deferred income taxes		(244)		(84)	[1]
Losses (gains) from debt securities measured at FVOCI and amortized cost		(43)		(83)	[1]
Net losses (gains) on disposal of property and equipment		(1)		(3)	[1]
Other non-cash items, net		(1,822)		1,822	[1]
Net changes in operating assets and liabilities
Interest-bearing deposits with banks		(4,597)		(2,576)	[1]
Loans, net of repayments		(28,930)		(14,301)	[1]
Deposits, net of withdrawals		34,467		17,045	[1]
Obligations related to securities sold short		2,976		3,382	[1]
Accrued interest receivable		(711)		(1,272)	[1]
Accrued interest payable		452		2,521	[1]
Derivative assets		(3,240)		9,826	[1]
Derivative liabilities		(813)		(10,382)	[1]
Securities measured at FVTPL		(23,319)		(15,427)	[1]
Other assets and liabilities measured/designated at FVTPL		3,431		8,259	[1]
Current income taxes		(257)		361	[1]
Cash collateral on securities lent		(84)		3,228	[1]
Obligations related to securities sold under repurchase agreements		23,035		9,319	[1]
Cash collateral on securities borrowed		(2,377)		675	[1]
Securities purchased under resale agreements		(3,537)		(10,971)	[1]
Other, net		6,361		2,610	[1]
Cash flows provided by (used in) operating activities		11,088		12,154	[1]
Cash flows provided by (used in) financing activities
Issue of subordinated indebtedness		2,250		1,750	[1]
Redemption/repurchase/maturity of subordinated indebtedness		(1,536)		(1,500)	[1]
Issue of preferred shares and limited recourse capital notes, net of issuance cost		996
Redemption of preferred shares		(975)
Issue of common shares for cash		312		183	[1]
Purchase of common shares for cancellation		(419)
Net sale (purchase) of treasury shares		(4)
Dividends and distributions paid		(2,947)		(2,261)	[1]
Repayment of lease liabilities		(287)		(331)	[1]
Cash flows provided by (used in) financing activities		(2,610)		(2,159)	[1]
Cash flows provided by (used in) investing activities
Purchase of securities measured/designated at FVOCI and amortized cost		(76,528)		(79,487)	[1]
Proceeds from sale of securities measured/designated at FVOCI and amortized cost		29,761		26,914	[1]
Proceeds from maturity of debt securities measured at FVOCI and amortized cost		27,105		32,824	[1]
Net sale (purchase) of property, equipment, software and other intangible assets		(1,089)		(1,014)	[1]
Cash flows provided by (used in) investing activities		(20,751)		(20,763)	[1]
Effect of exchange rate changes on cash and non-interest-bearing deposits with banks		22		49	[1]
Net increase (decrease) in cash and non-interest-bearing deposits with banks during the year		(12,251)		(10,719)	[1]
Cash and non-interest-bearing deposits with banks at beginning of year	[1]	20,816	[3]	31,535
Cash and non-interest-bearing deposits with banks at end of year	[3]	8,565		20,816	[1]
Cash interest paid		38,038		29,673	[1]
Cash interest received		49,761		42,600	[1]
Cash dividends received		1,713		1,147	[1]
Cash income taxes paid		$ 2,513		$ 1,657	[1]

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.
[2]	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, and software and other intangible assets.
[3]	Includes restricted cash of $466 million (2023: $491 million) and interest-bearing demand deposits with Bank of Canada.